Consolidated Statements of Cash Flows (USD $)	9 Months Ended
	Apr. 30, 2013	Apr. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$ (1,421,043)	$ (21,864)
Amortization of deferred financing costs	148,958
Adjustments to reconcile net loss to net cash used in operating activities:
Share based compensation	1,005,250	12,000
Changes in assets and liabilities:
Increase in accounts receivable	(37,042)
Increase in prepaid expenses and inventory	(26,587)
Increase in accrued expenses	25,979	9,804
Cash used in Operating Activities	(304,485)	(60)
CASH FLOWS FROM FINANCING ACTIVITIES
Loan proceeds	216,500
Sale of shares	127,000
Retirement of shares		(859)
Cash provided by (used In) financing activities	343,500	(859)
NET INCREASE (DECREASE) IN CASH	39,015
Cash, beginning of period		919
Cash, end of period	39,015
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	5,000
Cash paid for income taxes
Financing activities
Shares issued for loan origination costs	$ 325,000